Intangible assets, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets, net
Gross	27,869	24,482
Accumulated Amortization	(14,119)	(10,150)
Net	13,750	14,332
Amortization expense	3,969	3,645	2,125
Future amortization expense
2012	2,376
2013	2,376
2014	2,376
2015	2,376
2016	2,376
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(7,500)	(6,375)
Net	1,500	2,625
Purchased software and others
Intangible assets, net
Gross	15,678	15,482
Accumulated Amortization	(6,566)	(3,775)
Net	9,112	11,707
Customer relationship
Intangible assets, net
Gross	3,191
Accumulated Amortization	(53)
Net	3,138